UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07528
______________________________________________

Insured Municipal Income Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—169.16%
California — 32.25%
California State General Obligation (FGIC Insured),
7.000%, due 11/01/12	A1	A+	30,000	30,436
Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured),
5.000%, due 08/01/25	Aaa	Aaa	5,000,000	5,165,400
5.000%, due 06/01/26	Aaa	Aaa	9,000,000	9,270,090
Los Angeles County Sanitation Districts Financing Authority Revenue-Capital Projects-Series A (FSA Insured),
5.000%, due 10/01/20	Aaa	Aaa	8,475,000	8,773,151
Los Angeles Wastewater System Revenue Refunding-Subseries A (MBIA Insured),
5.000%, due 06/01/26	A1	AA	11,625,000	11,786,355
Los Angeles Water & Power Revenue-Power System-Series A, Subseries A-2 (MBIA-IBC Insured),
5.000%, due 07/01/30	Aa3	AA	5,000,000	5,048,450
Los Angeles Water & Power Revenue-Power System-Series B (FSA Insured),
5.000%, due 07/01/25	Aaa	Aaa	6,000,000	6,119,580
Manteca Financing Authority Water Revenue-Series A (MBIA Insured),
4.750%, due 07/01/33	A2	AA	15,000,000	14,242,500
Metropolitan Water District of Southern California Waterworks Revenue-Series A (FSA Insured),
5.000%, due 07/01/35	Aaa	Aaa	10,000,000	10,117,700
Oxnard Financing Authority Wastewater Revenue-Redwood Trunk Sewer & Headworks-Series A (FGIC Insured),
5.250%, due 06/01/34	NR	A+	7,160,000	7,187,136
Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured),
5.000%, due 12/01/27	Aa3	AA	10,000,000	10,091,400
San Francisco City & County Public Utilities Commission Water Revenue-Series A (MBIA Insured),
5.000%, due 11/01/25	A1	AA	3,000,000	3,045,330

				90,877,528

District of Columbia — 4.22%
District of Columbia Hospital Revenue Refunding-Medlantic Healthcare-Series A (Escrowed to Maturity) (MBIA Insured),
5.750%, due 08/15/14	A2	AA	4,000,000	4,015,680
District of Columbia Water & Sewer Authority Public Utility Revenue-Subordinate Lien Revenue (FGIC Insured),
5.000%, due 10/01/33	A1	AA-	6,000,000	5,840,100
Metropolitan Washington, D.C. Airport Authority Airport System Revenue-Series A (MBIA Insured),
5.250%, due 10/01/16(1)	Aa3	AA	2,000,000	2,041,160

				11,896,940

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Florida — 16.27%
Florida State Board of Education-Capital Outlay-Series E (FGIC Insured),
5.000%, due 06/01/24	Aa1	Aaa	8,000,000	8,142,000
Florida State Board of Education Lottery Revenue-Series B (BHAC-CR MBIA Insured),
5.000%, due 07/01/26	Aaa	Aaa	14,000,000	14,422,240
Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured),(1)
5.750%, due 06/01/16	A2	AA	1,060,000	1,103,534
5.750%, due 06/01/17	A2	AA	1,115,000	1,155,943
5.750%, due 06/01/18	A2	AA	1,175,000	1,213,904
5.750%, due 06/01/19	A2	AA	1,240,000	1,277,051
Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured),
5.000%, due 10/01/18(1)	A2	A-	10,000,000	9,523,200
Miami-Dade County Expressway Authority Toll System Revenue-Series B (FGIC Insured),
5.250%, due 07/01/26	A3	A	3,000,000	3,066,540
Miami-Dade County School Board-Certificates of Participation-Series A (FGIC Insured),
5.000%, due 05/01/21	A3	A	6,000,000	5,960,340

				45,864,752

Georgia — 6.39%
Atlanta Airport Revenue Refunding-Series D (FGIC Insured),
5.250%, due 01/01/15(1)	A1	A+	11,545,000	11,643,710
Columbus Building Authority Lease Revenue-Series A (FGIC Insured),
5.250%, due 01/01/16	Aa3	AA	1,015,000	1,082,487
George L Smith II World Congress Center Authority Revenue Refunding-Domed Stadium Project (MBIA Insured),
5.750%, due 07/01/14(1)	A2	AA	5,000,000	5,258,950
Georgia Municipal Electric Authority Power Revenue-Series Y (Escrowed to Maturity) (MBIA-IBC Insured),
10.000%, due 01/01/10	A2	Aaa	15,000	16,616

				18,001,763

Illinois — 23.53%
Chicago Board of Education-Series D (FSA Insured),
5.000%, due 12/01/21	Aaa	Aaa	9,885,000	10,354,340
5.000%, due 12/01/25	Aaa	Aaa	8,705,000	8,995,312
Chicago General Obligation-Unrefunded Balance-Series A (FSA Insured),
5.000%, due 01/01/25	Aaa	Aaa	260,000	265,512
5.000%, due 01/01/26	Aaa	Aaa	350,000	356,737
Chicago O’Hare International Airport Revenue,
Series A (FSA Insured),
5.000%, due 01/01/19			8,960,000	9,317,325
Series B (FSA Insured),
5.000%, due 01/01/18	Aaa	Aaa	10,670,000	11,120,060
Chicago Transit Authority Capital Grant Receipts Revenue-Federal Transit Administration Section 5309 (Assured Guaranty Insured),
5.250%, due 06/01/25	Aaa	Aaa	6,000,000	6,288,120
5.250%, due 06/01/26	Aaa	Aaa	6,500,000	6,796,335

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Illinois—(concluded)
Chicago Wastewater Transmission Revenue Refunding-Second Lien-Series B (FSA-CR FGIC Insured),
5.000%, due 01/01/25	Aaa	Aaa	5,000,000	5,142,950
Illinois Health Facilities Authority Revenue-Franciscan Sisters Health Care-Series C (Escrowed to Maturity) (MBIA Insured),
5.750%, due 09/01/18	A2	AA	4,500,000	4,989,735
Metropolitan Pier & Exposition Authority Dedicated State Tax-Series A-2002 (Escrowed to Maturity) (FGIC Insured),
5.500%, due 12/15/23	A1	Aaa	2,395,000	2,678,712

				66,305,138

Indiana — 6.51%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Refunding-Clarian Health Obligation Group-Series B,
5.000%, due 02/1 5/30	A2	A+	5,000,000	4,697,800
Indianapolis Airport Authority Revenue Refunding-Special Facilities-Fed Ex Corp. Project,
5.100%, due 01/15/17(1)	Baa2	BBB	8,000,000	7,583,920
Indiana State Finance Authority Revenue-Ascension Health-Series E-8 (Mandatory Put 12/15/09 @ 100),
3.500%, due 11/15/36(2)	Aa1	AA+	5,000,000	5,012,350
Indiana University Revenue-Student Fee-Series O (FGIC Insured),
5.250%, due 08/01/18	Aa1	AA	1,000,000	1,046,200

				18,340,270

Maine — 5.29%
Maine Health & Higher Educational Facilities Authority Revenue-Series A (Escrowed to Maturity) (FSA Insured),
5.500%, due 07/01/23	Aaa	Aaa	4,785,000	4,855,100
Maine Health & Higher Educational Facilities Authority Revenue-Series A (MBIA Insured),
5.000%, due 07/01/29	Aa3	NR	10,200,000	10,056,486

				14,911,586

Massachusetts — 2.71%
Massachusetts State Port Authority Revenue-US Airways Project (MBIA Insured),
6.000%, due 09/01/21(1)	A2	AA	1,500,000	1,482,405
Massachusetts State School Building Authority Dedicated Sales Tax Revenue-Series A (FSA Insured),
5.000%, due 08/15/25	Aaa	Aaa	6,000,000	6,155,100

				7,637,505

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Michigan — 4.08%
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D,
5.000%, due 08/15/25	Aa2	AA	5,525,000	5,524,668
Michigan State Hospital Finance Authority Revenue-Trinity Health Credit Group-Series A,
5.000%, due 12/01/26	Aa2	AA	6,000,000	5,971,140

				11,495,808

Minnesota — 1.80%
Minneapolis & St. Paul Metropolitan Airport Commission Airport Revenue-Series B (FGIC Insured),
6.000%, due 01/01/19(1),(3)	NR	AA-	5,000,000	5,071,700

Nevada — 2.75%
Clark County-Bond Bank-Unrefunded Balance (MBIA Insured),
5.000%, due 06/01/32	Aa1	AA+	7,820,000	7,755,016

New Mexico — 3.02%
University of New Mexico Revenue-Hospital Mortgage (FSA-FHA Insured),
5.000%, due 01/01/23	Aaa	Aaa	4,130,000	4,200,623
5.000%, due 07/01/23	Aaa	Aaa	4,230,000	4,302,333

				8,502,956

New York — 15.43%
Metropolitan Transportation Authority Dedicated Tax Fund-Series A (FSA Insured),
5.250%, due 11/15/24	Aaa	Aaa	5,650,000	5,869,898
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project,(1)
5.500%, due 01/01/15	A3	BBB+	5,000,000	5,216,200
5.500%, due 01/01/16	A3	BBB+	6,685,000	6,959,820
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project (Mandatory Put 01/01/16 @ 100),
5.500%, due 01/01/18(1),(2)	A3	BBB+	2,750,000	2,829,943
New York City Municipal Water Finance Authority Water & Sewer System Revenue-Series C (MBIA Insured),
5.000%, due 06/15/26	Aa2	AA+	7,000,000	7,185,920
New York State Thruway Authority General Revenue-Series G (FSA Insured),
5.000%, due 01/01/26	Aaa	Aaa	10,000,000	10,309,600
Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds (AMBAC Insured),
5.125%, due 11/15/26	Aa3	AA	5,000,000	5,104,400

				43,475,781

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Ohio — 3.12%
Buckeye Tobacco Settlement Financing Authority-Asset Backed Senior Turbo-Series A-2,
5.125%, due 06/01/24	Baa3	BBB	9,710,000	8,781,336

Pennsylvania — 6.93%
Allegheny County Sanitation Authority Sewer Revenue Refunding-Series A (MBIA Insured),
5.000%, due 12/01/23	A2	AA	15,390,000	15,579,605
Philadelphia Authority For Industrial Development Airport Revenue-Philadelphia Airport System Project-Series A (FGIC Insured),
5.500%, due 07/01/18(1)	A2	A+	4,000,000	3,965,160

				19,544,765

South Carolina — 3.72%
Medical University of South Carolina Hospital Authority-Hospital Facilities Revenue Refunding- Series A (MBIA-FHA Insured),
5.250%, due 02/15/25	A2	AA	2,500,000	2,556,275
South Carolina Transportation Infrastructure Bank Revenue-Series A (AMBAC Insured),
5.000%, due 10/01/33	Aa3	NR	8,180,000	7,928,465

				10,484,740

Tennessee — 0.71%
Memphis-Shelby County Airport Authority Airport Revenue-Series D (AMBAC Insured),
6.000%, due 03/01/24(1)	Aa3	AA	2,000,000	2,013,000

Texas — 19.98%
Fort Bend Independent School District Refunding-Series A (PSF-GTD),
5.250%, due 08/15/26	NR	Aaa	5,170,000	5,330,632
Harris County Refunding-Senior Lien-Toll Road (FSA Insured),
5.000%, due 08/15/30	Aaa	Aaa	10,000,000	10,080,900
Houston Utility System Revenue Refunding-First Lien-Series A (FGIC Insured),
5.250%, due 05/15/23	A1	AA	13,500,000	13,682,925
Houston Utility System Revenue Refunding-First Lien-Series A (MBIA Insured),
5.250%, due 05/15/25	A1	AA	5,665,000	5,796,768
Jefferson County General Obligation Refunding (FGIC Insured),
5.250%, due 08/01/20	A1	A+	2,000,000	2,051,580
San Antonio Electric & Gas System,
5.000%, due 02/01/24	Aa1	AA	10,000,000	10,330,400
Wylie Independent School District Refunding (PSF-GTD),
5.000%, due 08/15/30	Aaa	Aaa	9,000,000	9,051,120

				56,324,325

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(concluded)
Washington — 10.04%
Chelan County Public Utility District No. 001 Consolidated Revenue Refunding-Chelan Hydropower-Series A (MBIA Insured),
6.050%, due 07/01/32(1)	Aa2	AA	15,000,000	15,393,000
Cowlitz County School District No. 458 Kelso-Unrefunded Balance (FSA Insured),
5.750%, due 12/01/15	Aaa	NR	865,000	933,015
King County Public Hospital District No. 2 Refunding-Evergreen Healthcare (MBIA Insured),
5.000%, due 12/01/18	A1	AA	1,500,000	1,551,180
5.000%, due 12/01/19	A1	AA	2,095,000	2,150,371
Washington State-Series 2007A (FSA Insured),
5.000%, due 07/01/24	Aaa	Aaa	8,000,000	8,260,880

				28,288,446

Wisconsin — 0.41%
Ladysmith-Hawkins School District Refunding (FGIC Insured),
5.500%, due 04/01/20	NR	NR	1,105,000	1,156,537

Total long-term municipal bonds (cost — $490,910,735)				476,729,892

Short-term municipal note(4)—2.48%
Massachusetts — 2.48%
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)-Series R,
1.550%, due 07/01/08 (cost — $7,000,000)	VMIG-1	A-1+	7,000,000	7,000,000

Total investments (cost — $497,910,735)(5),(6) — 171.64%				483,729,892

Other assets in excess of liabilities — 2.87%				8,101,273

Liquidation value of auction preferred shares — (74.51)%				(210,000,000)

Net assets applicable to common shareholders — 100.00%				281,831,165

(1)	Security subject to Alternative Minimum Tax.

(2)	Floating rate security. The interest rate shown is the current rate as of June 30, 2008.

(3)	Entire amount delivered to broker as collateral for futures transactions.

(4)	Variable rate demand notes are payable on demand. The maturity date shown is the next interest rate reset date. The interest rate shown is the current rate as of June 30, 2008.

(5)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at June 30, 2008 were $1,190,296 and $15,371,139, respectively, resulting in net unrealized depreciation of investments of $14,180,843.

(6)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets:

			Measurements at 06/30/08
		Quoted prices in
		active markets for	Significant other
		identical assets	observable inputs	Unobservable inputs
Description	Total ($)	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)

Assets:
Securities	483,729,892	—	483,729,892	—

Liabilities:
Derivatives	141,392	141,392	—	—

AMBAC	American Municipal Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Authority

FSA	Financial Security Assurance

GTD	Guaranteed

IBC	Insured Bond Certificate

MBIA	Municipal Bond Investors Assurance

NR	Not Rated

PSF	Permanent School Fund

XLCA	XL Capital Assurance

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Sale contracts	dates	Proceeds ($)	value ($)	depreciation ($)

50	US Treasury Bond 20 Year Futures	September 2008	5,692,109	5,779,688	(87,579)
40	US Treasury Note 10 Year Futures	September 2008	4,503,062	4,556,875	(53,813)

			10,195,171	10,336,563	(141,392)

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 29, 2008